Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2022	2021
Earnings attributable to common shareholders	1,338	5,689
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	1,335	5,687
Less: Loss (earnings) from discontinued operations, net of tax	53	(2)
Earnings used in earnings per share from continuing operations	1,388	5,685

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2022	2021
Weighted-average number of common shares outstanding	483,634,135	493,106,315
Weighted-average number of vested DSUs	251,366	337,716
Basic	483,885,501	493,444,031
Effect of stock options and TRSUs	1,044,104	1,060,473
Diluted	484,929,605	494,504,504